9. LONG -TERM PAYABLES - Components (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Long -Term Payables - Components Details
Security deposits from customers	$ 11,672	$ 8,955
Amounts due under mortgage financing arrangement, net of current portion	159	902
Net long-term payables	$ 11,831	$ 9,857